21. Employees benefits (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees Benefits Details 3Abstract
Fair value of the plan's assets, beginning of the year	R$ 1,931,380	R$ 1,712,551
Expected return on the plan assets	179,449	183,689	R$ 201,778
Expected Company's contributions	36,199	48,742
Expected participants' contributions	36,336	52,675
Benefits paid	(128,797)	(118,360)
Actuarial gains/(losses) included in other comprehensive income (loss)	113,869	52,083	192,458
Fair value of the plan's assets, end of the year	2,168,436	1,931,380	R$ 1,712,551
(Deficit)/Surplus	R$ (363,902)	R$ (388,461)